Licenses and Concessions Payable - Schedule of Licenses and Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities Subject To Compromise Disclosures [Line Items]
Licenses and concessions payable	R$ 85,619	R$ 20,910
Licenses and concessions payable, current	85,619	20,306
Licenses and concessions payable, non current		604
Personal Mobile Services - SMP
Liabilities Subject To Compromise Disclosures [Line Items]
Licenses and concessions payable	1,025	4,649
STFC Concessions
Liabilities Subject To Compromise Disclosures [Line Items]
Licenses and concessions payable	R$ 84,594	R$ 16,261